Cover	May 08, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 08, 2026
Entity Registrant Name	Huron Consulting Group Inc.
Entity Address, Address Line One	550 West Van Buren Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607
City Area Code	(312)
Local Phone Number	583-8700
Entity Incorporation, State or Country Code	DE
Entity File Number	000-50976
Entity Tax Identification Number	01-0666114
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	HURN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001289848